Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$39,262,748.04	0.1649695	$2,584,807.31	0.0108605	$36,677,940.73
Class A-2 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$1,051,912,748.04	0.8410928	$1,015,234,807.31	0.8117657	$36,677,940.73

Weighted Avg. Coupon (WAC)	3.19%		3.19%
Weighted Avg. Remaining Maturity (WARM)	52.04		51.09
Pool Receivables Balance	$1,104,364,838.19		$1,066,411,748.92
Remaining Number of Receivables	66,924		65,849

Adjusted Pool Balance	$1,070,814,443.23		$1,034,136,502.50

III. COLLECTIONS

Principal:
Principal Collections	$36,796,103.70
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$405,225.47
Total Principal Collections	$37,201,329.17

Interest:
Interest Collections	$2,911,863.87
Late Fees & Other Charges	$40,640.61
Interest on Repurchase Principal	$-
Total Interest Collections	$2,952,504.48

Collection Account Interest	$2,789.13
Reserve Account Interest	$271.11
Servicer Advances	$-

Total Collections	$40,156,893.89

Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$40,156,893.89
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$40,156,893.89

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$920,304.03		$920,304.03	$920,304.03
Collection Account Interest					$2,789.13
Late Fees & Other Charges					$40,640.61
Total due to Servicer					$963,733.77

2. Class A Noteholders Interest:
Class A-1 Notes		$7,852.55		$7,852.55
Class A-2 Notes		$226,666.67		$226,666.67
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$730,915.14		$730,915.14	$730,915.14

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$38,309,406.98

9. Regular Principal Distribution Amount:					$36,677,940.73

		Distributable Amount		Paid Amount
Class A-1 Notes				$36,677,940.73
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$36,677,940.73		$36,677,940.73
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$36,677,940.73		$36,677,940.73

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,631,466.25

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$33,550,394.96
Beginning Period Amount	$33,550,394.96
Current Period Amortization	$1,275,148.54
Ending Period Required Amount	$32,275,246.42
Ending Period Amount	$32,275,246.42
Next Distribution Date Required Amount	$31,024,168.80

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.77%	1.83%	1.83%

Hyundai Auto Receivables Trust 2015-A

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.34%	65,417	99.16%	$1,057,498,754.36
30 - 60 Days	0.50%	329	0.63%	$6,754,417.99
61 - 90 Days	0.13%	86	0.17%	$1,793,469.09
91 + Days	0.03%	17	0.03%	$365,107.48
		65,849		$1,066,411,748.92
Total
Delinquent Receivables 61 + days past due	0.16%	103	0.20%	$2,158,576.57
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.13%	84	0.16%	$1,715,728.84
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.13%	85	0.15%	$1,722,818.94
Three-Month Average Delinquency Ratio	0.14%		0.17%

Repossession in Current Period		28		$602,307.16
Repossession Inventory		79		$458,443.16

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,156,985.57
Recoveries				$(405,225.47)
Net Charge-offs for Current Period				$751,760.10

Beginning Pool Balance for Current Period				$1,104,364,838.19

Net Loss Ratio				0.82%
Net Loss Ratio for 1st Preceding Collection Period				0.84%
Net Loss Ratio for 2nd Preceding Collection Period				0.74%
Three-Month Average Net Loss Ratio for Current Period				0.80%

Cumulative Net Losses for All Periods				$2,807,280.92
Cumulative Net Losses as a % of Initial Pool Balance				0.22%

Principal Balance of Extensions				$4,531,936.23
Number of Extensions				199